Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 95,241	$ 118,900
Short term investments - available for sale	96,434	97,100
Accounts receivable, net	361,780	370,956
Unbilled revenue	156,595	146,163
Other receivables	19,813	17,491
Deferred tax asset	35,092	24,716
Prepayments and other current assets	30,628	28,465
Income taxes receivable	16,009	15,716
Total current assets	811,592	819,507
Other Assets:
Property, plant and equipment, net	141,552	148,185
Goodwill	571,523	463,324
Non-current other assets	12,833	11,583
Non-current income taxes receivable	13,022	15,060
Non-current deferred tax asset	9,792	21,472
Intangible assets	44,587	49,719
Total Assets	1,604,901	1,528,850
Current Liabilities:
Accounts payable	3,859	2,793
Payments on account	253,043	280,097
Other liabilities	273,902	251,091
Bank credit lines and loan facilities	20,000
Deferred tax liability	234	229
Income taxes payable	7,506	4,149
Total current liabilities	558,544	538,359
Other Liabilities:
Non-current other liabilities	15,389	13,179
Non-current government grants	993	1,116
Non-current income taxes payable	12,895	12,389
Non-current deferred tax liability	17,811	13,601
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 60,580,540 shares issued and outstanding at March 31, 2015 and 60,106,780 shares issued and outstanding at December 31, 2014	5,059	5,037
Additional paid-in capital	343,320	327,234
Capital redemption reserve	305	305
Accumulated other comprehensive income	(60,469)	(37,555)
Retained earnings	711,054	655,185
Total Shareholders' Equity	999,269	950,206
Total Liabilities and Shareholders' Equity	$ 1,604,901	$ 1,528,850